Notes Receivable (Details) - Schedule of notes receivable - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Notes receivable, gross	$ 94,512,428		$ 107,650,187	$ 162,341,675
Less allowance for uncollectible accounts:
Balance at beginning of year	(10,223,451)	$ (23,114,173)	(23,114,173)	(11,133,146)
Provision	(1,694,364)	(10,465,595)	(29,437,179)	(52,621,682)
Charge-offs, net of recoveries totaling $5,040,041 and $6,153,728, respectively			42,327,901	40,640,655
Total allowance for uncollectible accounts	(6,251,765)	$ (19,701,333)	(10,223,451)	(23,114,173)
Notes receivable, net of allowance			97,426,736	139,227,502
Deferred transaction income	(3,479,795)		(4,068,332)	(5,240,919)
Notes receivable, net	$ 84,780,868		$ 93,358,404	$ 133,986,583